UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2006

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders
[Logo - American Funds®]

The right choice for the long term®

The New Economy Fund

[front cover - photo of two young girls, one holding a cell phone]

Semi-annual report for the six months ended May 31, 2006

The New Economy Fund®seeks to help you participate in the many investment opportunities created as society continues to shift from producing industrial goods to providing a wide array of information and services. The fund has the flexibility to invest all over the world in industries ranging from broadcasting and publishing to banking and insurance, cellular telephones to merchandising, and health care to computer software and the Internet.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2006 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	+7.47%	+1.53%	+7.86%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22-25 for details.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus. Global diversification can help reduce these risks. Investing in small-capitalization stocks can involve additional risks, as more fully described in the fund’s prospectus.

Fellow shareholders:

[photo of a newspaper on the edge of a desk]

For most of the first half of The New Economy Fund’s fiscal 2006, global stock markets were strong. However, most markets dropped considerably in May, the final month of the period. For the six months ended May 31, 2006, the value of your investment in the fund grew by 3.0%, including reinvested dividends of nearly 15 cents per share paid in December 2005.

The result compares favorably with the Lipper Multi-Cap Growth Funds Index, which returned 0.8% during the same period. This index measures 30 growth funds representing a variety of market capitalizations. However, another benchmark, the unmanaged Global Service and Information Index, which tracks such companies in sectors around the world, increased 4.7%. Standard & Poor’s 500 Composite Index, an unmanaged index that tracks large companies listed primarily on U.S. exchanges, gained 2.6% for the same period.

The New Economy Fund’s 16.1% gain for the 12 months ended May 31 surpassed the Lipper (12.2%), Global Service (14.4%) and S&P 500 (8.6%) indexes. Comparative results for longer time periods are shown in the table below.

The global stock market retreat

Uncertainty about the U.S. economy was reflected in volatile global stock markets, a fluctuating U.S. dollar, rising U.S. bond yields and higher gold prices. Much of the gains built during the first five months of the period were lost after mid-May, when global equity markets sharply adjusted. That weakness continued into June. This was initially triggered by concerns about rising inflation worldwide, which led some central banks to increase interest rates. This brought fears that economic growth could slow later in the year, weakening corporate profits. Another part of the stock market pullback was likely due to the large amount of speculation by hedge funds and other aggressive investors, evidenced by the abrupt drop in more volatile asset classes such as emerging markets, commodities and small-cap stocks.

[Begin Sidebar]
Results at a glance

Total returns for periods ended May 31, 2006
(with all distributions reinvested)
	6 months	1 year	Lifetime*

The New Economy Fund	+ 3.0%	+ 16.1%	+ 12.2%
Lipper Multi-Cap Growth Funds Index	+ 0.8	+ 12.2	+ 10.5
Global Service and Information Index†	+ 4.7	+ 14.4	N/A
Standard & Poor’s 500 Composite Index†	+ 2.6	+ 8.6	+ 12.3

*Average annual total return since December 1, 1983.
†Unmanaged.
[End Sidebar]

What helped the fund

With oil prices remaining high, the energy sector continued to do well. New Economy’s mandate is to invest in global services and information companies, which does not include energy companies but does include oil service businesses. These represented some of the portfolio’s biggest gainers in the period. Schlumberger, which provides technology, project management and information solutions to the global oil and gas industry, is the fund’s second-largest holding; its stock was up 37.0%. Baker Hughes and Weatherford International, two of our smaller holdings in the oil-field services industry, returned 50.5% and 49.7%, respectively.

Telecommunications and financial stocks saw strength. Qwest Communications International, our seventh-largest holding, gained 33.8%. Telecoms in the emerging markets were solid, showing some of the top gains in the portfolio. Financials were strong, such as France-based Société Générale, our 10th-largest holding, which rose 29.7%. Stocks of European companies in general experienced good returns. The period was also good to several U.S. companies in the fund, including Internet networking systems company Cisco (up 12.2%), our fifth-largest holding.

These stocks highlight the benefits of the fund’s global diversity. In fact, the percentage of New Economy’s assets invested outside of the United States was at a near-record high of 36.1% on May 31, up from 27.4% a year ago; roughly 55% of the fund’s assets are invested in U.S. companies and the rest are held in cash.

What hurt the fund

Despite solid returns for some stocks, many sectors were hurt by the recent market pullback. Six of our top 10 holdings fell in the six-month period, including the stock of U.S. retailer Target, our third-largest, down 8.6%; government-sponsored mortgage lender Freddie Mac, down 3.9%; and home improvement retailer Lowe’s Companies, which fell 7.7%.

[Begin Sidebar]
Where the fund’s assets are invested (percent of net assets)
[begin pie chart]
As of May 31, 2006
United States	55.0%
Asia & Pacific Basin	17.5
Europe	16.9
Other (including Latin America)	1.7
Short-term securities and other assets less liabilities	8.9
[end pie chart]

[begin pie chart]
As of November 30, 2005
United States	61.0%
Asia & Pacific Basin	15.0
Europe	12.0
Other (including Latin America)	2.3
Short-term securities and other assets less liabilities	9.7
[end pie chart]

[End Sidebar]

Some Internet and technology companies suffered. Internet search firm Google, our top holding, ended the period down 8.2%; other Internet stocks fell much further. The stock of Expedia, an online travel service, fell 42.7%. Web content provider CNET Networks fell 41.6% and Microsoft, our fourth-largest holding, lost 18.3%. Not all tech stocks fared poorly, however; Taiwan-based High Tech Computer gained about 62% from the time we first bought the stock in December 2005 until the end of the period.

Looking ahead

The New Economy Fund invests in service and information companies in areas such as telecommunications, computer systems and software, broadcasting and publishing, health care, advertising, leisure, tourism, financial services and transportation. We handpick each company based on its long-term growth potential, extensively researching management and fundamentals as well as paying close attention to valuation.

We are optimistic about the prospects for the companies in our portfolio. That said, however, we are concerned that uncertainty about the global economy could bring more volatility ahead for global stock markets. Central banks around the world calibrate their moves to balance the effects of inflation. Inflationary pressures have been building in the United States and Europe and are reappearing in Japan after many years of falling prices. Central banks, including the U.S. Federal Reserve, have indicated they will take a hard line on inflation by increasing interest rates. These moves are challenging the investment landscape globally. Markets have been used to years of low interest rates and easy access to liquidity, and it could take them awhile to adjust. As always, our focus on the long term guides us as we set a course through the sometimes turbulent waters.

We thank you for your continued support.

Cordially,

/s/ Gordon Crawford

Gordon Crawford
Vice Chairman of the Board

/s/ Timothy D. Armour

Timothy D. Armour
President

July 11, 2006

For current information about the fund, visit americanfunds.com.

Other share class results               unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2006
(the most recent calendar quarter):

	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	+8.14%	+1.56%	-3.14%
Not reflecting CDSC	+13.14%	+1.94%	-3.14%

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+12.13%	+1.90%	+2.54%
Not reflecting CDSC	+13.13%	+1.90%	+2.54%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+14.00%	+2.69%	+3.37%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+7.41%	—	+6.33%
Not reflecting maximum sales charge	+13.98%	—	+7.79%

Class 529-B shares†— first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	+8.04%	—	+7.04%
Not reflecting CDSC	+13.04%	—	+7.40%

Class 529-C shares†— first sold 2/21/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+12.04%	—	+7.73%
Not reflecting CDSC	+13.04%	—	+7.73%

Class 529-E shares*†— first sold 3/15/02	+13.58%	—	+6.00%

Class 529-F shares*†— first sold 10/11/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+14.15%	—	+19.39%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22-25 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Summary investment portfolio, May 31, 2006
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry group diversification	Percent of net assets

Software & services	12.90%
Banks	12.67
Retailing	8.27
Semiconductors & semiconductor equipment	7.68
Telecommunication services	6.39
Other industries	43.20
Short-term securities & other assets less liabilities	8.89
[end pie chart]

	Shares	Market	Percent
		value	of net
Common stocks - 90.58%		(000)	assets

Software & services - 12.90%
Google Inc., Class A (1)	594,000	$220,861	2.80%
Microsoft Corp.	5,980,000	135,447	1.72
eBay Inc. (1)	2,760,000	90,556	1.15
Affiliated Computer Services, Inc., Class A (1)	1,673,000	83,516	1.06
Symantec Corp. (1)	5,000,000	78,000.99
Oracle Corp. (1)	4,870,000	69,251.88
Yahoo! Inc. (1)	1,666,000	52,629.67
First Data Corp.	1,035,000	47,724.60
Other securities		240,010	3.03
		1,017,994	12.90

Banks - 12.67%
Freddie Mac	1,830,000	109,873	1.39
Société Générale (2)	675,500	104,356	1.32
Wells Fargo & Co.	1,100,000	73,007.93
Pusan Bank (2)	5,160,000	66,281.84
ICICI Bank Ltd. (2)	4,660,000	54,198
ICICI Bank Ltd. (ADR)	400,000	10,640.82
UniCredito Italiano SpA (Germany) (2)	6,750,000	51,528
UniCredito Italiano SpA (Italy) (2)	1,700,000	12,963.82
HDFC Bank Ltd. (2)	3,746,000	60,402.77
Erste Bank der oesterreichischen Sparkassen AG (2)	985,000	56,325.71
City National Corp.	708,200	51,507.65
Mitsui Trust Holdings, Inc. (2)	4,050,000	48,380.61
Other securities		300,175	3.81
		999,635	12.67

Retailing - 8.27%
Target Corp.	3,150,000	154,098	1.95
Lowe's Companies, Inc.	1,680,000	104,630	1.33
Stockmann OYJ ABP, Class B (2)	1,490,000	63,557.81
Liberty Media Holding Corp., Class A (1)	2,815,000	50,557.64
Other securities		279,913	3.54
		652,755	8.27

Semiconductors & semiconductor equipment - 7.68%
Texas Instruments Inc.	3,350,000	104,620	1.33
Hynix Semiconductor Inc. (1) (2)	2,691,820	90,453	1.15
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	42,626,095	79,984	1.01
Maxim Integrated Products, Inc.	1,860,000	57,158.72
Other securities		273,534	3.47
		605,749	7.68

Telecommunication services - 6.39%
Qwest Communications International Inc. (1)	15,000,000	105,150	1.33
Sprint Nextel Corp., Series 1	2,930,000	62,145.79
Koninklijke KPN NV (2)	5,196,500	59,759.76
Other securities		277,401	3.51
		504,455	6.39

Technology hardware & equipment - 5.91%
Cisco Systems, Inc. (1)	5,929,200	116,687	1.48
Corning Inc. (1)	2,750,000	66,687.85
Seagate Technology (1)	2,700,000	63,045.80
Other securities		219,706	2.78
		466,125	5.91

Media - 5.54%
News Corp., Class A	3,502,815	66,799.85
Liberty Media Holding Corp., Class A (1)	563,000	44,798.57
Other securities		325,753	4.12
		437,350	5.54

Health care equipment & services - 4.41%
Smith & Nephew PLC (2)	6,196,500	50,684.64
Other securities		297,002	3.77
		347,686	4.41

Energy - 3.01%
Schlumberger Ltd.	2,650,000	173,761	2.20
Other securities		63,760.81
		237,521	3.01

Diversified financials - 2.63%
Capital One Financial Corp.	750,000	62,078.79
Citigroup Inc.	1,000,000	49,300.62
Other securities		96,038	1.22
		207,416	2.63

Pharmaceuticals, biotechnology & life sciences - 2.61%
Roche Holding AG (2)	450,000	70,229.89
SCHWARZ PHARMA AG (2)	574,654	48,695.62
Other securities		86,624	1.10
		205,548	2.61

Commercial services & supplies - 2.49%
Monster Worldwide Inc. (1)	1,165,807	56,973.72
Other securities		139,577	1.77
		196,550	2.49

Transportation - 1.84%
Nippon Express Co., Ltd. (2)	9,760,000	48,956.62
Other securities		96,133	1.22
		145,089	1.84

Consumer services - 1.82%
Other securities		143,332	1.82

Utilities - 1.77%
Veolia Environnement (2)	1,028,200	57,142.72
Other securities		82,634	1.05
		139,776	1.77

Food & staples retailing - 1.63%
Other securities		128,386	1.63

Materials - 1.60%
Bayer AG (2)	1,573,000	70,804.90
Nitto Denko Corp. (2)	718,000	55,156.70
		125,960	1.60

Insurance - 1.36%
American International Group, Inc.	1,363,985	82,930	1.05
Other securities		24,419.31
		107,349	1.36

Other - 1.17%
Other securities		92,710	1.17

Miscellaneous - 4.88%
Other common stocks in initial period of acquisition		384,869	4.88

Total common stocks (cost: $5,988,199,000)		7,146,255	90.58

Convertible securities - 0.53%

Other - 0.45%
Other securities		35,409.45

Miscellaneous - 0.08%
Other convertible securities in initial period of acquisition		6,760.08

Total convertible securities (cost: $42,499,000)		42,169.53

Short-term securities - 9.17%	Principal amount (000)

Clipper Receivables Co., LLC 4.87%-5.01% due 6/1-7/7/2006 (3)	$120,000	119,726	1.52
Federal Home Loan Bank 4.86%-5.01% due 7/19-8/25/2006	107,100	106,110	1.35
Ranger Funding Co. LLC 4.98%-5.03% due 6/8-7/12/2006 (3)	51,200	51,005
Bank of America Corp. 4.84% due 6/5/2006	40,000	39,973	1.15
General Electric Capital Corp. 5.00%-5.06% due 6/1-6/23/2006	80,000	79,836	1.01
Triple-A One Funding Corp. 5.00% due 6/6-6/7/2006 (3)	54,575	54,524.69
CAFCO, LLC 5.03%-5.04% due 7/14-7/27/2006 (3)	39,500	39,232.50
Target Corp. 4.96% due 6/12/2006	2,200	2,196.03
Other securities		230,764	2.92

Total short-term securities (cost: $723,384,000)		723,366	9.17

Total investment securities (cost: $6,754,082,000)		7,911,790	100.28
Other assets less liabilities		(22,149)	(.28)

Net assets		$7,889,641	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. At May 31, 2006, 95 of the fund's securities, including those in "Other securities" and "Miscellaneous" in the summary investment portfolio (with aggregate value of $2,534,287,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $389,438,000, which represented 4.94% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at May 31, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $6,754,082)		$7,911,790
Cash denominated in non-U.S. currencies (cost: $3,821)		3,834
Cash		130
Receivables for:
Sales of investments	$17,391
Sales of fund's shares	6,240
Dividends and interest	11,670	35,301
		7,951,055
Liabilities:
Payables for:
Purchases of investments	45,442
Repurchases of fund's shares	7,018
Investment advisory services	2,536
Services provided by affiliates	5,062
Deferred trustees' compensation	933
Other fees and expenses	423	61,414
Net assets at May 31, 2006		$7,889,641

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,972,118
Undistributed net investment income		28,541
Accumulated net realized loss		(268,533)
Net unrealized appreciation		1,157,515
Net assets at May 31, 2006		$7,889,641

Shares of beneficial interest issued and outstanding - unlimited shares authorized (336,124 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$7,086,439	301,287	$23.52
Class B	188,409	8,329	22.62
Class C	112,920	5,014	22.52
Class F	148,851	6,358	23.41
Class 529-A	61,512	2,622	23.46
Class 529-B	11,170	489	22.85
Class 529-C	18,760	820	22.86
Class 529-E	3,521	151	23.29
Class 529-F	1,412	60	23.45
Class R-1	4,687	204	23.02
Class R-2	70,375	3,054	23.04
Class R-3	62,508	2,683	23.30
Class R-4	33,617	1,433	23.47
Class R-5	85,460	3,620	23.61
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $24.95 and $24.89, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended May 31, 2006	(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,410)	$52,375
Interest	15,999	$68,374

Fees and expenses(*):
Investment advisory services	16,478
Distribution services	11,305
Transfer agent services	4,389
Administrative services	667
Reports to shareholders	286
Registration statement and prospectus	242
Postage, stationery and supplies	569
Trustees' compensation	255
Auditing and legal	37
Custodian	923
State and local taxes	100
Other	87
Total fees and expenses before reimbursements/waivers	35,338
Less reimbursement/waiver of fees and expenses:
Investment advisory services	1,648
Administrative services	68
Total fees and expenses after reimbursements/waivers		33,622
Net investment income		34,752

Net realized gain and unrealized
depreciation on investments
and non-U.S. currency:
Net realized gain (loss) on:
Investments	361,784
Non-U.S. currency transactions	(1,588)	360,196
Net unrealized (depreciation) appreciation on:
Investments	(161,999)
Non-U.S. currency translations	1	(161,998)
Net realized gain and
unrealized depreciation
on investments and non-U.S. currency		198,198
Net increase in net assets resulting
from operations		$232,950

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended May 31,	Year ended November 30,
	2006*	2005
Operations:
Net investment income	$34,752	$50,636
Net realized gain on investments and
non-U.S. currency transactions	360,196	216,642
Net unrealized (depreciation) appreciation
on investments and non-U.S. currency translations	(161,998)	689,272
Net increase in net assets
resulting from operations	232,950	956,550

Dividends paid to shareholders from net investment income and non-U.S. currency gains	(47,995)	(26,323)

Capital share transactions	(53,523)	(634,052)

Total increase in net assets	131,432	296,175

Net assets:
Beginning of period	7,758,209	7,462,034
End of period (including undistributed net investment
income: $28,541 and $41,784, respectively)	$7,889,641	$7,758,209

*Unaudited.

See Notes to Financial Statements

Notes to financial statements     unaudited

1.	Organization and significant accounting policies

Organization - The New Economy Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended May 31, 2006, non-U.S. taxes paid on realized gains were $867,000. As of May 31, 2006, non-U.S. taxes provided on unrealized gains were $255,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; deferred expenses; cost of investments sold; net capital losses; and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year end. As of November 30, 2005, the fund has tax basis undistributed ordinary income of $42,668,000 and capital loss carryforwards of $214,957,000 and $399,829,000 expiring in 2010 and 2011 respectively.

As of May 31, 2006, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investment securities	1,591,400
Gross unrealized depreciation on investment securities	(433,772)
Net unrealized appreciation on investment securities	1,157,628
Cost of investment securities	6,754,162

Ordinary income distributions paid to shareholders from net investment income and non-U.S. currency gains were as follows (dollars in thousands):

Share class	Six months ended May 31, 2006	Year ended November 30, 2005
Class A	$45,629	$25,438
Class B	-	-
Class C	36	-
Class F	807	288
Class 529-A	344	141
Class 529-B	-	-
Class 529-C	-	-
Class 529-E	12	2
Class 529-F	7	2
Class R-1	6	-
Class R-2	32	-
Class R-3	188	52
Class R-4	218	69
Class R-5	716	331
Total	$47,995	$26,323

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended May 31, 2006, total investment advisory services fees waived by CRMC were $1,648,000. As a result, the fee shown on the accompanying financial statements of $16,478,000, which was equivalent to an annualized rate of 0.406%, was reduced to $14,830,000, or 0.365% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of May 31, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended May 31, 2006, the total administrative services fees paid by CRMC were $1,000 and $67,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended May 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$8,954	$4,262	Not applicable	Not applicable	Not applicable
Class B	973	127	Not applicable	Not applicable	Not applicable
Class C	547	Included in administrative services	$82	$20	Not applicable
Class F	168		65	23	Not applicable
Class 529-A	49		31	6	$ 29
Class 529-B	54		6	3	5
Class 529-C	88		9	5	9
Class 529-E	8		2	- *	2
Class 529-F	-		1	- *	1
Class R-1	23		3	2	Not applicable
Class R-2	255		51	158	Not applicable
Class R-3	143		43	40	Not applicable
Class R-4	43		26	2	Not applicable
Class R-5	Not applicable		42	1	Not applicable
Total	$11,305	$4,389	$361	$260	$46
* Amount less than one thousand.

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $255,000, shown on the accompanying financial statements, includes $140,000 in current fees (either paid in cash or deferred) and a net increase of $115,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2006
Class A	$379,170	15,702	$43,555	1,851	$(567,443)	(23,514)	$(144,718)	(5,961)
Class B	13,491	580	-	-	(15,186)	(653)	(1,695)	(73)
Class C	24,641	1,065	34	1	(10,168)	(438)	14,507	628
Class F	44,694	1,857	755	32	(12,329)	(514)	33,120	1,375
Class 529-A	11,120	462	344	15	(2,104)	(88)	9,360	389
Class 529-B	1,365	58	-	-	(148)	(6)	1,217	52
Class 529-C	3,687	157	-	-	(526)	(23)	3,161	134
Class 529-E	636	26	12	1	(108)	(5)	540	22
Class 529-F	508	21	7	1	(40)	(2)	475	20
Class R-1	1,537	65	6	-†	(901)	(38)	642	27
Class R-2	17,245	727	32	1	(8,976)	(380)	8,301	348
Class R-3	20,666	865	188	8	(8,970)	(374)	11,884	499
Class R-4	8,900	370	218	9	(7,011)	(290)	2,107	89
Class R-5	14,213	586	670	28	(7,307)	(301)	7,576	313
Total net increase
(decrease)	$541,873	22,541	$45,821	1,947	$(641,217)	(26,626)	$(53,523)	(2,138)

Year ended November 30, 2005
Class A	$489,359	23,401	$24,304	1,194	$(1,244,541)	(59,702)	$(730,878)	(35,107)
Class B	17,024	844	-	-	(24,991)	(1,246)	(7,967)	(402)
Class C	25,476	1,267	-	-	(15,776)	(792)	9,700	475
Class F	47,144	2,253	271	14	(17,771)	(855)	29,644	1,412
Class 529-A	13,163	632	141	7	(3,061)	(146)	10,243	493
Class 529-B	1,832	90	-	-	(442)	(22)	1,390	68
Class 529-C	4,134	202	-	-	(855)	(41)	3,279	161
Class 529-E	789	38	2	-†	(108)	(4)	683	34
Class 529-F	366	17	2	-†	(30)	(1)	338	16
Class R-1	2,343	114	-	-	(634)	(31)	1,709	83
Class R-2	22,858	1,114	-	-	(12,217)	(597)	10,641	517
Class R-3	18,462	892	52	2	(9,781)	(474)	8,733	420
Class R-4	14,696	703	69	3	(3,761)	(179)	11,004	527
Class R-5	24,754	1,155	319	16	(7,644)	(364)	17,429	807
Total net increase
(decrease)	$682,400	32,722	$25,160	1,236	$(1,341,612)	(64,454)	$(634,052)	(30,496)

* Includes exchanges between share classes of the fund.
† Amount less than one thousand.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,831,335,000 and $1,846,195,000, respectively, during the six months ended May 31, 2006.

Financial highlights (1)

			Income (loss) from investment operations(2)				Dividends and distributions

		Net asset value, beginning of period	Net investment income (loss )		Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return(	3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income (loss) to average net assets
Class A:
Six months ended 5/31/2006	(5)	$22.98	$.11		$.58	$.69	$(.15)	$-	$(.15)	$23.52	3.00%		$7,086			.83%	(6)	.79%	(6)	.89%	(6)
Year ended 11/30/2005		20.27	.15		2.63	2.78	(.07)	-	(.07)	22.98	13.79		7,061			.83		.79		.73
Year ended 11/30/2004		18.11	.06		2.11	2.17	(.01)	-	(.01)	20.27	12.00		6,938			.84		.84		.32
Year ended 11/30/2003		14.94	.01		3.16	3.17	-	-	-	18.11	21.22		6,671			.89		.89		.09
Year ended 11/30/2002		18.01	-	(7)	(3.07)	(3.07)	-	-	-	14.94	(17.05)		5,883			.89		.89		(.01)
Year ended 11/30/2001		24.69	.01		(3.76)	(3.75)	-	(2.93)	(2.93)	18.01	(17.67)		8,086			.82		.82		.02
Class B:
Six months ended 5/31/2006	(5)	22.05	.01		.56	.57	-	-	-	22.62	2.58		188			1.60	(6)	1.56	(6)	.13	(6)
Year ended 11/30/2005		19.52	(.01)		2.54	2.53	-	-	-	22.05	12.96		185			1.60		1.57		(.05)
Year ended 11/30/2004		17.57	(.08)		2.03	1.95	-	-	-	19.52	11.10		172			1.62		1.62		(.45)
Year ended 11/30/2003		14.61	(.11)		3.07	2.96	-	-	-	17.57	20.26		144			1.68		1.68		(.70)
Year ended 11/30/2002		17.75	(.12)		(3.02)	(3.14)	-	-	-	14.61	(17.69)		104			1.69		1.69		(.79)
Year ended 11/30/2001		24.56	(.16)		(3.72)	(3.88)	-	(2.93)	(2.93)	17.75	(18.36)		111			1.63		1.63		(.81)
Class C:
Six months ended 5/31/2006	(5)	21.96	.01		.56	.57	(.01)	-	(.01)	22.52	2.59		113			1.65	(6)	1.61	(6)	.09	(6)
Year ended 11/30/2005		19.46	(.02)		2.52	2.50	-	-	-	21.96	12.85		96			1.65		1.61		(.09)
Year ended 11/30/2004		17.52	(.09)		2.03	1.94	-	-	-	19.46	11.07		76			1.66		1.65		(.47)
Year ended 11/30/2003		14.57	(.11)		3.06	2.95	-	-	-	17.52	20.25		51			1.69		1.69		(.73)
Year ended 11/30/2002		17.70	(.12)		(3.01)	(3.13)	-	-	-	14.57	(17.68)		26			1.70		1.70		(.77)
Period from 3/15/2001 to 11/30/2001		19.75	(.16)		(1.89)	(2.05)	-	-	-	17.70	(10.38)		15			1.86	(6)	1.86	(6)	(1.19)	(6)
Class F:
Six months ended 5/31/2006	(5)	22.88	.11		.58	.69	(.16)	-	(.16)	23.41	3.01		149			.84	(6)	.80	(6)	.92	(6)
Year ended 11/30/2005		20.19	.15		2.62	2.77	(.08)	-	(.08)	22.88	13.77		114			.86		.83		.70
Year ended 11/30/2004		18.07	.06		2.09	2.15	(.03)	-	(.03)	20.19	11.89		72			.89		.88		.32
Year ended 11/30/2003		14.91	.01		3.15	3.16	-	-	-	18.07	21.19		40			.91		.91		.04
Year ended 11/30/2002		17.98	-	(7)	(3.07)	(3.07)	-	-	-	14.91	(17.08)		15			.95		.95		(.02)
Period from 3/15/2001 to 11/30/2001		19.92	(.04)		(1.90)	(1.94)	-	-	-	17.98	(9.74)		7			1.00	(6)	1.00	(6)	(.34)	(6)
Class 529-A:
Six months ended 5/31/2006	(5)	22.93	.11		.57	.68	(.15)	-	(.15)	23.46	2.97		62			.86	(6)	.82	(6)	.88	(6)
Year ended 11/30/2005		20.24	.14		2.63	2.77	(.08)	-	(.08)	22.93	13.74		51			.87		.84		.69
Year ended 11/30/2004		18.11	.06		2.10	2.16	(.03)	-	(.03)	20.24	11.96		35			.87		.86		.33
Year ended 11/30/2003		14.93	.02		3.16	3.18	-	-	-	18.11	21.30		20			.85		.85		.11
Period from 2/15/2002 to 11/30/2002		17.14	-	(7)	(2.21)	(2.21)	-	-	-	14.93	(12.89)		8			1.00	(6)	1.00	(6)	.02	(6)
Class 529-B:
Six months ended 5/31/2006	(5)	22.28	-	(7)	.57	.57	-	-	-	22.85	2.56		11			1.73	(6)	1.69	(6)	.01	(6)
Year ended 11/30/2005		19.76	(.04)		2.56	2.52	-	-	-	22.28	12.75		10			1.76		1.72		(.20)
Year ended 11/30/2004		17.82	(.11)		2.05	1.94	-	-	-	19.76	10.89		7			1.78		1.78		(.58)
Year ended 11/30/2003		14.83	(.13)		3.12	2.99	-	-	-	17.82	20.16		4			1.81		1.81		(.86)
Period from 2/19/2002 to 11/30/2002		16.76	(.09)		(1.84)	(1.93)	-	-	-	14.83	(11.52)		1			1.84	(6)	1.84	(6)	(.82)	(6)
Class 529-C:
Six months ended 5/31/2006	(5)	22.30	-	(7)	.56	.56	-	-	-	22.86	2.51		19			1.72	(6)	1.68	(6)	.03	(6)
Year ended 11/30/2005		19.77	(.04)		2.57	2.53	-	-	-	22.30	12.80		15			1.75		1.71		(.18)
Year ended 11/30/2004		17.83	(.11)		2.05	1.94	-	-	-	19.77	10.88		10			1.77		1.76		(.57)
Year ended 11/30/2003		14.84	(.13)		3.12	2.99	-	-	-	17.83	20.15		5			1.80		1.80		(.84)
Period from 2/21/2002 to 11/30/2002		16.55	(.09)		(1.62)	(1.71)	-	-	-	14.84	(10.33)		2			1.80	(6)	1.80	(6)	(.78)	(6)
Class 529-E:
Six months ended 5/31/2006	(5)	22.75	.07		.56	.63	(.09)	-	(.09)	23.29	2.77		4			1.20	(6)	1.16	(6)	.55	(6)
Year ended 11/30/2005		20.09	.07		2.61	2.68	(.02)	-	(.02)	22.75	13.37		3			1.22		1.18		.35
Year ended 11/30/2004		18.01	(.01)		2.09	2.08	-	-	-	20.09	11.55		2			1.23		1.23		(.03)
Year ended 11/30/2003		14.91	(.05)		3.15	3.10	-	-	-	18.01	20.79		1			1.25		1.25		(.30)
Period from 3/15/2002 to 11/30/2002		18.26	(.02)		(3.33)	(3.35)	-	-	-	14.91	(18.35)		-		(8)	1.25	(6)	1.25	(6)	(.23)	(6)
Class 529-F:
Six months ended 5/31/2006	(5)	22.92	.13		.57	.70	(.17)	-	(.17)	23.45	3.07		1			.70	(6)	.66	(6)	1.08	(6)
Year ended 11/30/2005		20.20	.16		2.63	2.79	(.07)	-	(.07)	22.92	13.84		1			.81		.77		.76
Year ended 11/30/2004		18.09	.04		2.09	2.13	(.02)	-	(.02)	20.20	11.79		1			.98		.98		.23
Year ended 11/30/2003		14.94	(.01)		3.16	3.15	-	-	-	18.09	21.08		-		(8)	1.00		1.00		(.04)
Period from 10/11/2002 to 11/30/2002		12.30	-	(7)	2.64	2.64	-	-	-	14.94	21.46		-		(8)	.14		.14		(.03)
Class R-1:
Six months ended 5/31/2006	(5)	$22.47	$.01		$.57	$.58	$(.03)	-	$(.03)	$23.02	2.60%		$5			1.67%	(6)	1.60%	(6)	.10%	(6)
Year ended 11/30/2005		19.90	(.02)		2.59	2.57	-	-	-	22.47	12.91		4			1.70		1.61		(.09)
Year ended 11/30/2004		17.92	(.08)		2.06	1.98	-	-	-	19.90	11.05		2			1.76		1.65		(.44)
Year ended 11/30/2003		14.90	(.11)		3.13	3.02	-	-	-	17.92	20.27		1			1.96		1.66		(.69)
Period from 6/21/2002 to 11/30/2002		15.45	(.04)		(.51)	(.55)	-	-	-	14.90	(3.56)		-		(8)	1.43		.73		(.28)
Class R-2:
Six months ended 5/31/2006	(5)	22.47	.01		.57	.58	(.01)	-	(.01)	23.04	2.59		70			1.82	(6)	1.58	(6)	.12	(6)
Year ended 11/30/2005		19.90	(.01)		2.58	2.57	-	-	-	22.47	12.91		61			1.91		1.58		(.05)
Year ended 11/30/2004		17.92	(.08)		2.06	1.98	-	-	-	19.90	11.05		44			2.03		1.61		(.40)
Year ended 11/30/2003		14.88	(.11)		3.15	3.04	-	-	-	17.92	20.43		21			2.35		1.62		(.68)
Period from 5/31/2002 to 11/30/2002		17.02	(.05)		(2.09)	(2.14)	-	-	-	14.88	(12.57)		3			2.00	(6)	1.63	(6)	(.78)	(6)
Class R-3:
Six months ended 5/31/2006	(5)	22.75	.06		.57	.63	(.08)	-	(.08)	23.30	2.79		63			1.25	(6)	1.21	(6)	.50	(6)
Year ended 11/30/2005		20.10	.07		2.61	2.68	(.03)	-	(.03)	22.75	13.35		50			1.24		1.19		.33
Year ended 11/30/2004		18.03	-	(7)	2.07	2.07	-	-	-	20.10	11.48		35			1.26		1.23		(.02)
Year ended 11/30/2003		14.92	(.05)		3.16	3.11	-	-	-	18.03	20.84		17			1.37		1.24		(.29)
Period from 6/25/2002 to 11/30/2002		15.26	(.02)		(.32)	(.34)	-	-	-	14.92	(2.23)		2			.61		.54		(.12)
Class R-4:
Six months ended 5/31/2006	(5)	22.94	.10		.59	.69	(.16)	-	(.16)	23.47	3.01		34			.87	(6)	.83	(6)	.86	(6)
Year ended 11/30/2005		20.25	.15		2.63	2.78	(.09)	-	(.09)	22.94	13.76		31			.86		.82		.70
Year ended 11/30/2004		18.12	.07		2.09	2.16	(.03)	-	(.03)	20.25	11.92		17			.86		.85		.34
Year ended 11/30/2003		14.94	.01		3.17	3.18	-	-	-	18.12	21.28		10			.88		.88		.09
Period from 7/25/2002 to 11/30/2002		12.85	(.01)		2.10	2.09	-	-	-	14.94	16.26		4			.33		.31		(.03)
Class R-5:
Six months ended 5/31/2006	(5)	23.10	.14		.58	.72	(.21)	-	(.21)	23.61	3.14		85			.56	(6)	.52	(6)	1.18	(6)
Year ended 11/30/2005		20.37	.21		2.65	2.86	(.13)	-	(.13)	23.10	14.14		76			.55		.52		1.02
Year ended 11/30/2004		18.21	.12		2.10	2.22	(.06)	-	(.06)	20.37	12.26		51			.55		.55		.62
Year ended 11/30/2003		14.97	.06		3.18	3.24	-	-	-	18.21	21.64		44			.56		.56		.41
Period from 5/15/2002 to 11/30/2002		17.58	.03		(2.64)	(2.61)	-	-	-	14.97	(14.85)		31			.56	(6)	.56	(6)	.44	(6)

	Six months ended May 31,	Year ended November 30
	2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	25%	32%	35%	38%	37%	41%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5),
CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.
(8) Amount less than $1 million.

See Notes to Financial Statements

Expense example            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005, through May 31, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 12/1/2005	Ending account value 5/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,029.99	$4.00	.79%
Class A -- assumed 5% return	1,000.00	1,020.99	3.98	.79
Class B -- actual return	1,000.00	1,025.84	7.88	1.56
Class B -- assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class C -- actual return	1,000.00	1,025.85	8.13	1.61
Class C -- assumed 5% return	1,000.00	1,016.90	8.10	1.61
Class F -- actual return	1,000.00	1,030.06	4.05	.80
Class F -- assumed 5% return	1,000.00	1,020.94	4.03	.80
Class 529-A -- actual return	1,000.00	1,029.68	4.15	.82
Class 529-A -- assumed 5% return	1,000.00	1,020.84	4.13	.82
Class 529-B -- actual return	1,000.00	1,025.58	8.53	1.69
Class 529-B -- assumed 5% return	1,000.00	1,016.50	8.50	1.69
Class 529-C -- actual return	1,000.00	1,025.11	8.48	1.68
Class 529-C -- assumed 5% return	1,000.00	1,016.55	8.45	1.68
Class 529-E -- actual return	1,000.00	1,027.72	5.86	1.16
Class 529-E -- assumed 5% return	1,000.00	1,019.15	5.84	1.16
Class 529-F -- actual return	1,000.00	1,030.72	3.34	.66
Class 529-F -- assumed 5% return	1,000.00	1,021.64	3.33	.66
Class R-1 -- actual return	1,000.00	1,025.96	8.08	1.60
Class R-1 -- assumed 5% return	1,000.00	1,016.95	8.05	1.60
Class R-2 -- actual return	1,000.00	1,025.88	7.98	1.58
Class R-2 -- assumed 5% return	1,000.00	1,017.05	7.95	1.58
Class R-3 -- actual return	1,000.00	1,027.88	6.12	1.21
Class R-3 -- assumed 5% return	1,000.00	1,018.90	6.09	1.21
Class R-4 -- actual return	1,000.00	1,030.10	4.20	.83
Class R-4 -- assumed 5% return	1,000.00	1,020.79	4.18	.83
Class R-5 -- actual return	1,000.00	1,031.38	2.63	.52
Class R-5 -- assumed 5% return	1,000.00	1,022.34	2.62	.52

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Offices

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110-2804

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The New Economy Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.77 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.82 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.01 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete May 31, 2006, portfolio of The New Economy Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The New Economy Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[Logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
> The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds             Capital Research and Management               Capital International             Capital Guardian                     Capital Bank and Trust

Lit. No. MFGESR-914-0706P

Litho in USA BBC/L/6276-S7478

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[Logo - American Funds®]

The New Economy Fund®
Investment portfolio

May 31, 2006
unaudited

Common stocks — 90.58%	Shares	Market value (000)

SOFTWARE & SERVICES — 12.90%
Google Inc., Class A1	594,000	$220,861
Microsoft Corp.	5,980,000	135,447
eBay Inc.[1]	2,760,000	90,556
Affiliated Computer Services, Inc., Class A1	1,673,000	83,516
Symantec Corp.[1]	5,000,000	78,000
Oracle Corp.[1]	4,870,000	69,251
Yahoo! Inc.[1]	1,666,000	52,629
First Data Corp.	1,035,000	47,724
Paychex, Inc.	1,125,000	41,299
Novell, Inc.[1]	4,794,746	37,063
NAVTEQ Corp.[1]	885,200	36,957
Intuit Inc.[1]	650,000	35,938
CNET Networks, Inc.[1]	4,080,000	35,741
Automatic Data Processing, Inc.	465,000	21,144
Adobe Systems Inc.[1]	597,000	17,092
Iron Mountain Inc.[1]	400,000	14,776
		1,017,994

BANKS — 12.67%
Freddie Mac	1,830,000	109,873
Société Générale[2]	675,500	104,356
Wells Fargo & Co.	1,100,000	73,007
Pusan Bank[2]	5,160,000	66,281
ICICI Bank Ltd.[2]	4,660,000	54,198
ICICI Bank Ltd. (ADR)	400,000	10,640
UniCredito Italiano SpA (Germany)[2]	6,750,000	51,528
UniCredito Italiano SpA (Italy)[2]	1,700,000	12,963
HDFC Bank Ltd.[2]	3,746,000	60,402
Erste Bank der oesterreichischen Sparkassen AG2	985,000	56,325
City National Corp.	708,200	51,507
Mitsui Trust Holdings, Inc.[2]	4,050,000	48,380
Royal Bank of Scotland Group PLC[2]	1,004,586	32,460
SinoPac Holdings[2]	61,440,000	30,321
Kookmin Bank[2]	369,200	30,036
BNP Paribas[2]	262,550	24,530
ABN AMRO Holding NV2	879,819	24,397
Shinhan Financial Group Co., Ltd.[2]	502,000	23,306
Grupo Financiero Banorte, SA de CV	8,800,000	20,895
Daegu Bank, Ltd.[2]	1,192,800	19,642
HSBC Holdings PLC[2]	930,624	16,199
Banco Bradesco SA, preferred nominative	515,000	15,579
Golden West Financial Corp.	165,000	12,062
South Financial Group, Inc.	425,000	11,794
Unibanco-União de Bancos Brasileiros SA, units (GDR)	167,000	10,660
Banco Santander Central Hispano, SA2	659,523	9,550
Mitsubishi UFJ Financial Group, Inc.[2]	682	9,321
Bayerische Hypo- und Vereinsbank AG2	175,000	6,364
Hypo Real Estate Holding AG2	48,265	3,059
		999,635

RETAILING — 8.27%
Target Corp.	3,150,000	154,098
Lowe’s Companies, Inc.	1,680,000	104,630
Stockmann OYJ ABP, Class B2	1,490,000	63,557
Liberty Media Holding Corp., Class A1	2,815,000	50,557
Best Buy Co., Inc.	750,000	39,750
Limited Brands, Inc.	1,386,000	37,644
IAC/InterActiveCorp[1]	1,297,500	33,514
CarMax, Inc.[1]	951,500	30,267
Amazon.com, Inc.[1]	850,000	29,419
Expedia, Inc.[1]	1,665,000	23,660
Gap, Inc.	1,100,000	20,020
Industria de Diseno Textil, SA2	500,000	19,868
DSG International PLC[2]	3,556,600	12,986
Kingfisher PLC[2]	2,500,000	10,615
Williams-Sonoma, Inc.	269,800	9,753
Yamada Denki Co., Ltd.[2]	75,000	7,727
Takashimaya Co., Ltd.[2]	352,000	4,690
		652,755

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.68%
Texas Instruments Inc.	3,350,000	104,620
Hynix Semiconductor Inc.[1,2]	2,691,820	90,453
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	42,626,095	79,984
Maxim Integrated Products, Inc.	1,860,000	57,158
Intel Corp.	2,300,000	41,446
Applied Materials, Inc.	2,163,000	36,576
Altera Corp.[1]	1,750,000	34,230
Novellus Systems, Inc.[1]	1,400,000	32,424
Advanced Micro Devices, Inc.[1]	802,000	24,774
Rohm Co., Ltd.[2]	250,500	22,725
KLA-Tencor Corp.	500,000	20,520
Linear Technology Corp.	600,000	20,250
Siliconware Precision Industries Co., Ltd.[2]	15,380,000	19,553
Microchip Technology Inc.	500,000	17,150
Sunplus Technology Co., Ltd.[2]	3,259,000	3,886
		605,749

TELECOMMUNICATION SERVICES — 6.39%
Qwest Communications International Inc.[1]	15,000,000	105,150
Telephone and Data Systems, Inc.	931,100	36,294
Telephone and Data Systems, Inc., Special Common Shares	931,100	35,615
Sprint Nextel Corp., Series 1	2,930,000	62,145
Koninklijke KPN NV2	5,196,500	59,759
Bharti Airtel Ltd.[1,2]	5,000,000	39,708
Digi International Inc.	13,974,400	38,893
Millicom International Cellular SA1	630,000	28,445
Philippine Long Distance Telephone Co.[2]	408,610	15,378
Philippine Long Distance Telephone Co. (ADR)	299,500	11,279
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	28,559,000	22,076
LG Telecom Ltd.[1,2]	1,260,253	17,511
Telekom Austria AG2	663,117	14,827
Mobile Telesystems OJSC (ADR)	427,300	12,819
América Móvil SA de CV, Series L (ADR)	139,500	4,556
		504,455

TECHNOLOGY HARDWARE & EQUIPMENT — 5.91%
Cisco Systems, Inc.[1]	5,929,200	116,687
Corning Inc.[1]	2,750,000	66,687
Seagate Technology[1]	2,700,000	63,045
Nidec Corp.[2]	550,000	41,523
Nokia Corp.[2]	1,900,000	40,709
Acer Inc.[2]	20,433,000	33,385
High Tech Computer Corp.[2]	1,000,000	29,558
International Business Machines Corp.	265,000	21,174
Lexmark International, Inc., Class A1	350,000	20,038
Wintek Corp.[2]	10,940,000	13,124
EMC Corp.[1]	830,000	10,624
Flextronics International Ltd.[1]	850,000	9,571
		466,125

MEDIA — 5.54%
News Corp., Class A	3,502,815	66,799
Liberty Media Holding Corp., Class A1	563,000	44,798
Walt Disney Co.	1,300,000	39,650
Vivendi SA2	1,100,000	39,566
Alma Media Corp.	3,725,000	34,681
Time Warner Inc.	2,000,000	34,420
British Sky Broadcasting Group PLC[2]	3,335,000	33,219
E.W. Scripps Co., Class A	600,000	27,768
Arbitron Inc.	670,520	26,727
Viacom Inc., Class B1	700,000	26,425
Grupo Televisa, SA, ordinary participation certificates (ADR)	1,380,000	25,378
Discovery Holding Co., Class A1	1,328,000	18,419
Schibsted ASA[2]	525,000	14,990
SET Satellite (Singapore) Pte. Ltd.[1,2,3]	775,461	2,990
SET India Ltd.[1,2,3]	31,400	1,520
		437,350

HEALTH CARE EQUIPMENT & SERVICES — 4.41%
Smith & Nephew PLC[2]	6,196,500	50,684
Medtronic, Inc.	900,000	45,441
Apria Healthcare Group Inc.[1]	1,675,000	32,160
Kyphon Inc.[1]	800,000	31,752
St. Jude Medical, Inc.[1]	900,000	30,690
Advanced Medical Optics, Inc.[1]	660,000	29,911
Aetna Inc.	680,000	26,153
Express Scripts, Inc.[1]	350,000	25,648
CIGNA Corp.	250,000	23,185
FoxHollow Technologies, Inc.[1]	750,000	19,507
Cardinal Health, Inc.	260,000	17,397
Alfresa Holdings Corp.[2]	240,000	15,158
		347,686

ENERGY — 3.01%
Schlumberger Ltd.	2,650,000	$173,761
Weatherford International Ltd.[1]	500,000	26,020
Smith International, Inc.	500,000	20,480
Baker Hughes Inc.	200,000	17,260
		237,521

DIVERSIFIED FINANCIALS — 2.63%
Capital One Financial Corp.	750,000	62,078
Citigroup Inc.	1,000,000	49,300
Bank of New York Co., Inc.	775,000	25,753
J.P. Morgan Chase & Co.	550,000	23,452
Nasdaq Stock Market, Inc.[1]	700,000	21,308
ING Groep NV2	531,910	20,872
UBS AG2	41,000	4,653
		207,416

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.61%
Roche Holding AG2	450,000	70,229
SCHWARZ PHARMA AG2	574,654	48,695
Bristol-Myers Squibb Co.	1,400,000	34,370
Forest Laboratories, Inc.[1]	750,000	28,110
QIAGEN NV1,2	1,713,832	24,144
		205,548

COMMERCIAL SERVICES & SUPPLIES — 2.49%
Monster Worldwide Inc.[1]	1,165,807	56,973
United Stationers Inc.[1]	1,015,200	47,126
Rentokil Initial PLC[2]	12,000,000	32,622
Buhrmann NV2	2,000,000	31,101
Robert Half International Inc.	700,000	28,728
		196,550

TRANSPORTATION — 1.84%
Nippon Express Co., Ltd.[2]	9,760,000	48,956
Singapore Post Private Ltd.[2]	45,000,000	30,360
United Parcel Service, Inc., Class B	375,000	30,206
Southwest Airlines Co.	1,000,000	16,100
Transurban Group[2]	1,945,000	9,805
Qantas Airways Ltd.[2]	4,066,882	9,662
		145,089

CONSUMER SERVICES — 1.82%
Carnival Corp., units	1,100,000	43,901
Shangri-La Asia Ltd.[2]	19,000,000	37,086
William Hill PLC[2]	3,179,100	36,669
Outback Steakhouse, Inc.	700,000	25,676
		143,332

UTILITIES — 1.77%
Veolia Environnement[2]	1,028,200	57,142
Reliance Energy Ltd.[2]	4,410,003	47,061
Hong Kong and China Gas Co. Ltd.[2]	10,042,000	22,522
E.ON AG2	113,000	13,051
		139,776

FOOD & STAPLES RETAILING — 1.63%
Costco Wholesale Corp.	700,000	$37,051
Wal-Mart de México, SA de CV, Series V	12,400,000	32,502
Seven & I Holdings Co., Ltd.[2]	534,800	18,479
Koninklijke Ahold NV1,2	2,200,000	18,036
Walgreen Co.	350,000	14,210
Tesco PLC[2]	1,350,000	8,108
		128,386

MATERIALS — 1.60%
Bayer AG2	1,573,000	70,804
Nitto Denko Corp.[2]	718,000	55,156
		125,960

INSURANCE — 1.36%
American International Group, Inc.	1,363,985	82,930
XL Capital Ltd., Class A	250,000	15,820
PartnerRe Holdings Ltd.	140,000	8,599
		107,349

CONSUMER DURABLES & APPAREL — 0.62%
SEGA SAMMY HOLDINGS INC.[2]	786,000	31,235
Cyrela Brazil Realty SA, ordinary nominative	1,350,000	18,086
		49,321

CAPITAL GOODS — 0.55%
Samsung Techwin Co., Ltd.[2]	1,218,820	38,445
Hi-P International Ltd.[2]	7,770,000	4,944
		43,389

MISCELLANEOUS — 4.88%
Other common stocks in initial period of acquisition		384,869

Total common stocks (cost: $5,988,199,000)		7,146,255

Convertible securities — 0.53%	Shares or principal amount

TECHNOLOGY HARDWARE & EQUIPMENT — 0.45%
Lucent Technologies Inc. 8.00% convertible notes 2031	$35,000,000	35,394

SOFTWARE & SERVICES — 0.00%
ProAct Technologies Corp., Series C, convertible preferred[1,2,3]	3,500,000	15

MISCELLANEOUS — 0.08%
Other convertible securities in initial period of acquisition		6,760

Total convertible securities (cost: $42,499,000)		42,169

	Principal amount	Market value
Short-term securities — 9.17%	(000)	(000)

Clipper Receivables Co., LLC 4.87%-5.01% due 6/1-7/7/2006[3]	$120,000	$119,726
Federal Home Loan Bank 4.86%-5.01% due 7/19-8/25/2006	107,100	106,110
Ranger Funding Co. LLC 4.98%-5.03% due 6/8-7/12/2006[3]	51,200	51,005
Bank of America Corp. 4.84% due 6/5/2006	40,000	39,973
General Electric Capital Corp. 5.00%-5.06% due 6/1-6/23/2006	80,000	79,836
Triple-A One Funding Corp. 5.00% due 6/6-6/7/2006[3]	54,575	54,524
Three Pillars Funding, LLC 5.00% due 6/2/2006[3]	45,000	44,987
CAFCO, LLC 5.03%-5.04% due 7/14-7/27/2006[3]	39,500	39,232
Caterpillar Financial Services Corp. 4.95% due 7/3/2006	27,500	27,375
NetJets Inc. 4.90% due 7/5/2006[3]	25,000	24,884
3M Co. 5.02% due 8/7/2006	25,000	24,763
Federal Farm Credit Banks 4.73% due 6/28/2006	21,100	21,017
BellSouth Corp. 4.95% due 6/29/2006[3]	19,600	19,522
Variable Funding Capital Corp. 5.00% due 6/12/2006[3]	18,800	18,769
Fannie Mae 4.92%-4.93% due 7/18-7/26/2006	17,000	16,876
Coca-Cola Co. 4.94% due 7/6/2006	16,200	16,120
AT&T Inc. 4.95% due 6/21/2006[3]	8,100	8,076
Concentrate Manufacturing Co. of Ireland 4.95% due 6/21/2006[3]	4,200	4,188
International Bank for Reconstruction and Development 4.91% due 6/23/2006	4,200	4,187
Target Corp. 4.96% due 6/12/2006	2,200	2,196

Total short-term securities (cost: $723,384,000)		723,366

Total investment securities (cost: $6,754,082,000)		7,911,790
Other assets less liabilities		(22,149)

Net assets		$7,889,641

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees. At May 31, 2006, 95 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $2,534,287,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $389,438,000, which represented 4.94% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

MFGEFP-914-S4571

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Committee on Governance comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Committee on Governance of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee on Governance.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Timothy D. Armour
Timothy D. Armour, President and PEO

Date: August 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Timothy D. Armour
Timothy D. Armour, President and PEO

Date: August 8, 2006

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and PFO

Date: August 8, 2006